UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06062

THE THAI CAPITAL FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Thai Capital Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended September 30, 2011 is filed herewith.

The Thai Capital Fund, Inc.

Consolidated Portfolio of Investments

September 30, 2011 (unaudited)

COMMON STOCKS—97.28%

Shares		Value
Banks—20.68%
376,500	Bangkok Bank Public Co., Ltd.	1,705,980
1,322,800	Bank of Ayudhya Public Co., Ltd.	850,186
494,800	Kasikornbank Public Co., Ltd.	1,860,395
3,222,600	Krung Thai Bank Public Co., Ltd.	1,594,839
642,800	Tisco Financial Group Public Co., Ltd.	743,649
		6,755,049
Commerce—9.83%
178,200	Big C Supercenter Public Co., Ltd.	647,107
1,217,500	CP ALL Public Co., Ltd.	1,878,019
97,600	Siam Makro Public Co., Ltd.	683,748
		3,208,874
Communication—5.97%
420,200	Advanced Info Service Public Co., Ltd.	1,728,446
92,700	Total Access Communication Public Co., Ltd.	220,446
		1,948,892
Construction—7.42%
288,000	The Siam Cement Public Co., Ltd.	2,424,842

Energy—20.92%
55,700	Banpu Public Co., Ltd.	937,942
4,984,300	IRPC Public Co., Ltd.	560,611
793,400	PTT Aromatics & Refining Public Co., Ltd.	627,216
249,700	PTT Exploration and Production Public Co., Ltd.	1,119,393
258,100	PTT Public Co., Ltd.	2,156,508
876,800	Thai Oil Public Co., Ltd.	1,429,968
		6,831,638
Food & Beverage—10.48%
2,358,400	Charoen Pokphand Foods Public Co., Ltd.	2,027,360
2,106,700	Minor International Public Co., Ltd.	697,316
420,500	Thai Union Frozen Products Public Co., Ltd.	699,304
		3,423,980
Health Care Services—2.88%
457,000	Bangkok Dusit Medical Services Public Co., Ltd.	939,909

Media & Publishing—1.00%
277,300	BEC World Public Co., Ltd.	327,489

Petrochemicals—7.30%
728,300	Indorama Ventures Public Co., Ltd.	643,625
546,700	PTT Chemical Public Co., Ltd.	1,739,298
		2,382,923
Property Development—10.80%
2,205,300	Asian Property Development Public Co., Ltd.	386,237
480,900	Central Pattana Public Co., Ltd.	529,304
1,112,700	L.P.N. Development Public Co., Ltd.	396,909
4,043,600	Land and Houses Public Co., Ltd.	844,639

See accompanying notes to consolidated financial statements.

1

934,000	Pruksa Real Estate Public Co., Ltd.		429,213
2,000,700	SinoThai Engineering & Construction Public Co., Ltd.		591,507
833,400	Supalai Public Co., Ltd.		350,844
			3,528,653

Total Common Stocks (Cost—$39,655,760)			31,772,249

SHORT-TERM INVESTMENTS—6.80%

Principal
Amount
(000)			Value
THAI BAHT SAVINGS ACCOUNT—6.23%
63,316	Bangkok Bank Savings Account, 0.75%, due 10/3/11		2,034,721

U.S. DOLLAR TIME DEPOSIT—0.57%
188	JPMorgan Chase Bank, 0.10%, due 10/3/11		187,507

Total Short-Term Investments (Cost—$2,256,483)			2,222,228
Total Investments—104.08% (Cost—$41,912,243)			33,994,477

Liabilities in excess of other assets—(4.08%)			(1,332,782)

NET ASSETS	(Applicable to 3,564,814 shares of capital stock outstanding; equivalent to $9.16 per share)	100.00%	$32,661,695

See accompanying notes to consolidated financial statements.

2

Fair Value Measurements - In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).  The guidance establishes three levels of fair value hierarchy as follows:

Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3 — Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.  However, the determination of what constitutes “observable” requires significant judgment by the Fund’s manager.  The Fund’s manager considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$33,994,477
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$33,994,477

As all assets of the Fund are classified as Level 1, no reconciliation of Level 3 assets as of September 30, 2011 is presented.

All portfolio holdings designated as Level 1 are disclosed individually in the Portfolio of Investments (POI).  Please refer to the POI for industry specifics of the portfolio holdings.

For federal income tax purposes, the cost of securities owned at September 30, 2011 was $39,665,977, excluding short-term interest-bearing investments.  At September 30, 2011, the net unrealized depreciation on investments, excluding short-term securities, of $7,893,728 was composed of gross appreciation of $500,673 for those investments having an excess of value over cost, and gross depreciation of $8,394,401 for those investments having an excess of cost over value.

Item 2. Controls and Procedures.

a)              The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Thai Capital Fund, Inc.

By	\s\ John J. O’Keefe
John J. O’Keefe, Principal Financial Officer

Date: October 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ John J. O’Keefe	Date: October 6, 2011
John J. O’Keefe, Principal Financial Officer

By	\s\ Anthony Cambria	Date: October 6, 2011
Anthony Cambria, Principal Executive Officer